Other operating results, net (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Other Operating Results Net [Abstract]
Gain from disposal of subsidiary and associates		$ (247)	$ 983	$ 860
Donations		(167)	(284)	(169)
Lawsuits and other contingencies		(109)	(96)	1,069
Operating interest expense		659	486	400
Others	[1]	968	(816)	(51)
Total other operating results, net		$ 1,104	$ 273	$ 2,109

[1]	As of June 30, 2018, it includes a favorable ruling entered in a lawsuit in the Operations Center in Israel for an amount of approximately Ps. 1,165. Includes legal costs and expenses.